Taxes on Income (Details) - Schedule of unrecognized tax benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of unrecognized tax benefits [Abstract]
Balance at the beginning of the year	$ 5,835	$ 3,946
Acquisition of subsidiaries	1,057
Increase in tax positions	2,487	1,999
Decrease in tax positions	(1,733)	(110)
Balance at the end of the year	$ 7,646	$ 5,835